TIAA-CREF LIFECYCLE FUNDS
TIAA-CREF LIFECYCLE INDEX FUNDS
(each a series of the TIAA-CREF Funds)

SUPPLEMENT NO. 3
dated August 6, 2010
to the February 1, 2010
Statement of Additional Information (“SAI”)

DESIGNATION OF NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS FOR UNDERLYING MONEY MARKET FUND

Pursuant to recent amendments to Rule 2a-7 under the Investment Company Act of 1940, the Board of Trustees has designated four Nationally Recognized Statistical Rating Organizations (“NRSROs”) for the Underlying Money Market Fund. Accordingly, the following is hereby added as a new paragraph to the end of the disclosure under “Ratings as Investment Criteria” on page B-7 of the SAI:

     “The Underlying Money Market Fund utilizes short-term credit ratings of the following designated NRSROs to help determine whether a security is eligible for purchase by the Underlying Money Market Fund under applicable securities laws. The Board of Trustees has designated the following four NRSROs as the designated NRSROs for the Underlying Money Market Fund: (1) Moody’s Investors Service, (2) Standard & Poor’s, (3) Fitch Ratings, and (4) Dominion Bond Rating Service, Ltd.”

DISCLOSURE OF PORTFOLIO HOLDINGS

The first bullet point in the section entitled “Disclosure of Portfolio Holdings” beginning on page B-20 of the SAI, as supplemented on May 25, 2010, is hereby replaced in its entirety to read as follows (language in bold has been added):

     “The ten largest holdings of any Underlying Fund and all holdings of any Fund may be disclosed to third parties ten days after the end of the calendar month.”

OFFICER INFORMATION

The following information is hereby added to the chart entitled “Officers” in the section entitled “Management of the Trust” beginning on page B-23 of the SAI:

Term of Office
Name, Address and	Position(s) Held	and Length of
Date of Birth	with Trust	Time Served	Principal Occupation(s) During Past 5 Years
Marvin W. Adams	Executive Vice President	One-year term.	Executive Vice President of Shared Services (since 2010) and Technology &
TIAA-CREF		Executive Vice	Operations (2010) of TIAA, Advisors and Investment Management, and Executive
730 Third Avenue		President since	Vice President of the TIAA-CREF Fund Complex (since 2010); President, Fidelity
New York, NY 10017-3206		2010	Shared Services, Fidelity Investments (2007–2009); Chief Information Officer and
DOB: 11/16/57			CIO Council Head, Citigroup (2006–2007); Senior Vice President of Corporate
Strategy and Chief Information Officer, Ford Motor Company (2000–2006);
Executive Vice President and Chief Information Officer, Bank One Corporation
(1994–2000); and Head of Worldwide Engineering Systems, Xerox
(1991–1994).

Term of Office
Name, Address and	Position(s) Held	and Length of
Date of Birth	with Trust	Time Served	Principal Occupation(s) During Past 5 Years
Constance K. Weaver	Executive Vice President	One-year term.	Executive Vice President, Chief Marketing and Communications Officer of TIAA
TIAA-CREF		Executive Vice	and Executive Vice President of the TIAA-CREF Fund Complex (since 2010);
730 Third Avenue		President since	Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010);
New York, NY 10017-3206		2010	Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008);
DOB: 9/26/52			Executive Vice President, Public Relations, Marketing and Brand and, previously,
Vice President of Investor Relations at AT&T (1996–2005).

References and information related to Mary (Maliz) E. Beams, I. Steven Goldstein, Cara L. Schnaper and Bertram L. Scott are hereby deleted from the chart entitled “Officers” in the section entitled “Management of the Trust” beginning on page B-23 of the SAI.

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